Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Total revenues	$ 542,367	$ 886,434	$ 943,917
Voyage expenses	(315,121)	(297,225)	(402,294)
Vessel operating expenses (notes 14b and 14c)	(165,375)	(184,233)	(208,601)
Time-charter hire expenses (note 10)	(13,799)	(36,341)	(43,189)
Depreciation and amortization	(106,084)	(117,212)	(124,002)
General and administrative expenses (note 14b)	(43,715)	(39,006)	(36,404)
Write-down and loss on sale of assets (note 19)	(92,368)	(69,446)	(5,544)
Restructuring charges (note 20)	0	(1,398)	0
(Loss) income from operations	(194,095)	141,573	123,883
Interest expense	(35,031)	(51,525)	(65,362)
Interest income	122	1,199	871
Realized and unrealized gain (loss) on derivative instruments (note 11)	564	(2,220)	(967)
Equity (loss) income (note 5)	(14,107)	5,100	2,345
Other (expense) income (note 15)	(1,756)	473	695
Net (loss) income before income taxes	(244,303)	94,600	61,465
Income tax recovery (expense) (note 21)	1,931	(7,283)	(20,103)
Net (loss) income	$ (242,372)	$ 87,317	$ 41,362
Per common share amounts (note 18)
• Basic (loss) earnings per share	$ (7.16)	$ 2.59	$ 1.23
• Diluted (loss) earnings per share	$ (7.16)	$ 2.57	$ 1.23
Weighted-average number of Class A and Class B common stock outstanding (note 18)
• Basic (in shares)	33,859,306	33,718,665	33,617,635
• Diluted (in shares)	33,859,306	33,921,621	33,731,171
Voyage charter
REVENUES
Total revenues	$ 485,896	$ 741,804	$ 881,603
Time-charter revenues
REVENUES
Total revenues	46,159	127,598	17,495
Other
REVENUES
Total revenues	$ 10,312	$ 17,032	$ 44,819